Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2022
Mexico
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.30%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	4.2
Brazil
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.50%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	2.6
Colombia
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.50%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	2.0
Argentina
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	1.90%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	8.6
Guatemala
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.40%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	42.9
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.60%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	2.6
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.80%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	1.0
Panama
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.30%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	5.8
URUGUAY
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.20%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	3.9